Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Fair Value Option Award

For option grants issued in the three and six month periods ended June 30, 2013 and 2012, the following assumptions were used:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Weighted average risk-free interest rate	1.25%	0.93%	1.25%	0.93%
Weighted average expected volatility	75.53%	88.38%	75.53%	88.38%
Weighted average expected lives (years)	5.92	6.00	5.92	6.00
Weighted average expected dividend yield	0.00%	0.00%	0.00%	0.00%

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.69% – 1.64%	N/A
Expected volatility	88.17% – 115.21%	N/A
Expected option term (years)	5.20 – 10.00	N/A
Expected dividend yield	0.00%	N/A

Summarizes Stock Option Activity

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2013 to June 30, 2013:

	Total Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2013	2,128,264	$3.00
Granted	420,000	6.30
Exercised	—	—
Cancelled	—	—

Outstanding at June 30, 2013	2,548,264	$3.60

Options exercisable at June 30, 2013	727,896	$3.00

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2012 to December 31, 2012:

	Stock Options	Weighted Average Exercise Price
Outstanding, January 1, 2012	—	—
Granted	2,128,264	3.00
Exercised	—	—
Cancelled	—	—

Outstanding, December 31, 2012	2,128,264	$3.00

Exercisable, December 31, 2012	157,221	$3.30

Summary of Stock-based Compensation

The following table summarizes the stock-based compensation expenses included in operating expenses as follows, in thousands:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Research and development stock-based compensation expense	$136	$107	$561	$244
General and administrative stock-based compensation expense	293	53	496	130

Total stock-based compensation expense	$429	$160	$1,057	$374

Predecessor [Member]
Schedule of Fair Value Option Award

For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Weighted average risk-free interest rate	1.01%	1.76%
Weighted average expected volatility	75.96%	105.06%
Weighted average expected term (years)	5.96	5.51
Weighted average expected dividend yield	0.00%	0.00%